Investments - Fixed Maturities (Details) - USD ($) $ in Millions	Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Amortized cost, fixed maturities	$ 68,829.7		$ 67,621.0			$ 67,103.9
Gross unrealized gains, fixed maturities	429.2		629.8			270.7
Gross unrealized losses, fixed maturities	6,476.6		5,718.6			7,743.2
Allowance, fixed maturities	0.4		2.0		$ 3.9	0.1	$ 4.9	$ 6.5
Fair value, fixed maturities	62,781.9	[1]	62,530.2	[1]		59,631.3
Accrued interest receivable	636.4		616.0			575.8
U.S. government and agencies
Available-for-sale securities
Amortized cost, fixed maturities	1,975.1		1,719.1			1,964.6
Gross unrealized gains, fixed maturities	6.4		19.3			0.1
Gross unrealized losses, fixed maturities	274.6		233.5			248.8
Fair value, fixed maturities	1,706.9		1,504.9			1,715.9
Non-U.S. governments
Available-for-sale securities
Amortized cost, fixed maturities	550.7		522.2			565.3
Gross unrealized gains, fixed maturities	13.8		16.9			18.9
Gross unrealized losses, fixed maturities	74.8		59.2			63.8
Fair value, fixed maturities	489.7		479.9			520.4
States and political subdivisions
Available-for-sale securities
Amortized cost, fixed maturities	7,280.1		7,493.9			7,280.1
Gross unrealized gains, fixed maturities	17.2		45.4			14.8
Gross unrealized losses, fixed maturities	1,058.5		926.0			1,126.6
Fair value, fixed maturities	6,238.8		6,613.3			6,168.3
Corporate debt securities
Available-for-sale securities
Amortized cost, fixed maturities	35,732.7		35,707.6			37,495.4
Gross unrealized gains, fixed maturities	286.1		433.7			219.5
Gross unrealized losses, fixed maturities	3,723.8		3,059.9			4,530.1
Allowance, fixed maturities	0.3		1.9		3.8		4.5
Fair value, fixed maturities	32,294.7		33,079.5			33,184.8
Residential mortgage-backed pass-through securities
Available-for-sale securities
Amortized cost, fixed maturities	3,203.0		2,959.8			2,362.1
Gross unrealized gains, fixed maturities	8.5		25.7			6.0
Gross unrealized losses, fixed maturities	200.9		160.6			197.2
Fair value, fixed maturities	3,010.6		2,824.9			2,170.9
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, fixed maturities	5,369.1		5,391.6			5,529.7
Gross unrealized gains, fixed maturities	1.4		1.6			0.9
Gross unrealized losses, fixed maturities	515.7		649.8			703.1
Allowance, fixed maturities							0.3	4.3
Fair value, fixed maturities	4,854.8		4,743.4			4,827.5
Collateralized debt obligations
Available-for-sale securities
Amortized cost, fixed maturities	5,815.1		5,379.6			4,698.9
Gross unrealized gains, fixed maturities	60.8		45.0			4.5
Gross unrealized losses, fixed maturities	8.2		26.8			143.2
Allowance, fixed maturities								$ 2.2
Fair value, fixed maturities	5,867.7		5,397.8			4,560.2
Other debt obligations
Available-for-sale securities
Amortized cost, fixed maturities	8,903.9		8,447.2			7,207.8
Gross unrealized gains, fixed maturities	35.0		42.2			6.0
Gross unrealized losses, fixed maturities	620.1		602.8			730.4
Allowance, fixed maturities	0.1		0.1		$ 0.1	0.1	$ 0.1
Fair value, fixed maturities	$ 8,318.7		$ 7,886.5			$ 6,483.3

[1]	See Note 3, Investments, for further details relating to the amortized cost of fixed maturities, available-for-sale.